Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
Jul. 31, 2012
Options Outstanding	845,836
Options Granted	5,851,696
Options Vested	(6,322,532)
Options Forfeited	(202,500)
Options Outstanding	172,500
Weighted Average Grant Date Fair Value Outstanding	$ 0.5
Weighted Average Grant Date Fair Value Granted	$ 0.001
Weighted Average Grant Date Fair Value Vested	$ 0.04
Weighted Average Grant Date Fair Value Forfeited	$ 0.46
Weighted Average Grant Date Fair Value Outstanding	$ 0.46